IMPAIRMENT OF NONFINANCIAL ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IMPAIRMENT OF NONFINANCIAL ASSETS
Period of assessment of value of goodwill	5 years	5 years
Growth rate	4.50%	4.50%
Discount rate applied to cash flow projections	13.99%	13.58%
Inflation rate	4.00%	4.00%
Impairment loss	R$ 0	R$ 0
Minimum
IMPAIRMENT OF NONFINANCIAL ASSETS
Discount rate	(1.00%)	(1.00%)
Perpetuity growth rates	(0.50%)	(0.50%)
OIBDA Margin	(2.00%)	(2.00%)
Capex/Revenues Margin	(1.50%)	(1.50%)
Maximum
IMPAIRMENT OF NONFINANCIAL ASSETS
Discount rate	1.00%	1.00%
Perpetuity growth rates	0.50%	0.50%
OIBDA Margin	2.00%	2.00%
Capex/Revenues Margin	1.50%	1.50%